Earnings per shares (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share (in shares)	29,592	29,422	27,607
Effect of dilutive potential shares: restricted shares and share options (in shares)	91
Weighted average number of shares for diluted earnings per share (in shares)	29,683	29,422	27,607
(Loss)/earnings for basic and diluted earnings per share
Profit/(loss) for earnings per share from continuing operations	€ 112	€ (920)	€ (4,485)
Loss for earnings per share from discontinued operations	0		(3,535)
Profit/(loss) for basic and diluted earnings per share	€ 112	€ (920)	€ (8,020)
Basic (loss)/earnings per share
Basic earnings/(loss) per share from continuing operations	€ 0.38	€ (3.13)	€ (16.25)
Loss per share from discontinued operations	0.00		(12.80)
Basic earnings/(loss) per share	0.38	(3.13)	(29.05)
Diluted (loss)/earnings per share
Diluted earnings/(loss) per share from continuing operations	0.38	(3.13)	(16.25)
Diluted loss per share from discontinued operations	0.00		(12.80)
Diluted earnings/(loss) per share	€ 0.38	€ (3.13)	€ (29.05)